Schedule of company’s assets measured fair value on recurring basis (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 08, 2023
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
SAFE notes	$ 2,086,300	$ 150,000	$ 136,450	$ 150,000
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
SAFE notes
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
SAFE notes
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
SAFE notes	$ 2,086,300	$ 150,000	$ 136,450